Short-Term Loans (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Dec. 05, 2025	Oct. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 23, 2025	Oct. 31, 2024	Aug. 31, 2023
Short-Term Debt [Line Items]
Company borrowed							$ 1,197	$ 573	$ 210			$ 325
Interest expense								$ 115
Loan received						$ 150
Bears interest rate				8.00%		8.00%	8.00%				8.00%
Aggregate risk premium equal amount						$ 50
Warrants to purchase ordinary shares	349,072
Exercise price										$ 0.004
Aggregate risk premium rate								30.00%
Conversion of accrued payroll salary into short-term loan (see Note 5)								$ 117
Maturity Date							Dec. 31, 2025
Bridge loan							$ 200
Total offering				$ 6,000
Value added tax							$ 35
Short-term loans outstanding							8.00%
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase ordinary shares				92
Exercise price				$ 5		$ 5
Bridge Loan [Member]
Short-Term Debt [Line Items]
Maturity Date			Nov. 30, 2025
Bridge Loan Lenders [Member]
Short-Term Debt [Line Items]
Warrants to purchase ordinary shares							140,000
Exercise price							$ 5
Principal amount											$ 350
Aggregate risk premium rate							30.00%
Maturity Date		Mar. 31, 2025
IPO [Member]
Short-Term Debt [Line Items]
Exercise price	$ 10
Maturity Date							Dec. 31, 2025
IPO [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase ordinary shares	349,072
Exercise price	$ 5
IPO [Member] | Bridge Loan Lenders [Member]
Short-Term Debt [Line Items]
Loan balance, accrued interest and accrued risk amount							$ 499
January 2024 Loan [Member]
Short-Term Debt [Line Items]
Loan balance, accrued interest and accrued risk amount							$ 221
Maturity Date							Dec. 31, 2025
January 2024 Loan [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase ordinary shares						61,539
January 2024 Loan [Member] | IPO [Member]
Short-Term Debt [Line Items]
Maturity Date					Aug. 31, 2025
December 2024 Loan [Member]
Short-Term Debt [Line Items]
Loan balance, accrued interest and accrued risk amount							$ 162
December 2024 Loan [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase ordinary shares								55,224
Exercise price								$ 5
April 2025 Loan [Member]
Short-Term Debt [Line Items]
Loan balance, accrued interest and accrued risk amount							$ 315
Aggregate risk premium rate				50.00%
Maturity Date			Nov. 30, 2025
April 2025 Loan [Member] | IPO [Member]
Short-Term Debt [Line Items]
Maturity Date				Aug. 31, 2025
2024 Loan Agreement [Member] | IPO [Member]
Short-Term Debt [Line Items]
Maturity Date					Nov. 30, 2025